Debt - Additional Information (Detail) (USD $)	12 Months Ended													1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Discretionary Line of Credit	Dec. 31, 2013 Line of Credit Federal Funds Rate	Dec. 31, 2012 364-Day Secured Liquidity Credit Facility Agreement	Dec. 31, 2013 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2013 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Three Month LIBOR	Dec. 31, 2013 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Net unrealized gains on forecasted transactions	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Net unrealized gains on forecasted transactions	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Net unrealized gains on forecasted transactions	Jan. 31, 2012 6.375% Senior Notes due 2012	Oct. 31, 2013 7% Notes due 2013
Debt Instrument [Line Items]
Debt interest payments	Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly until the 6.70% Debentures are redeemed or retired
Interest payment frequency	Payable semiannually
Basis points					0.50%					2.0175%
Fixed interest rate term							10 years
Payment of debt	$ 150,000,000	$ 350,000,000	$ 0											$ 350,000,000	$ 150,000,000
Repurchase of debt, face amount							54,100,000	30,900,000	15,000,000
(Gains) losses on extinguishment of debt	(4,300,000)	(1,800,000)	(100,000)				(4,300,000)	(1,800,000)
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities							800,000	600,000	300,000		800,000	600,000	300,000
Line of Credit Facility, Maximum Borrowing Capacity				100,000,000		125,000,000
Line of Credit Facility, Interest Rate Description				advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate and the sum of the Federal Funds Open Rate plus 50 basis points.
Line of Credit Facility, Amount Outstanding				0		0
Consideration paid for revolving agreement						$ 0